SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is February 28, 2020.

MFS® Variable Insurance Trust:

MFS® GLOBAL EQUITY SERIES MFS® GROWTH SERIES MFS® INVESTORS TRUST SERIES MFS® MID CAP GROWTH SERIES MFS® NEW DISCOVERY SERIES	MFS® RESEARCH SERIES MFS® TOTAL RETURN BOND SERIES MFS® TOTAL RETURN SERIES MFS® UTILITIES SERIES MFS® VALUE SERIES

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Total Return Bond Series, MFS Total Return Series, and MFS Value Series only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2018, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2018, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Total Return Bond Series	Alexander Mackey[1]	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Core Bond Funds
	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Core Bond Funds
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Core Bond Funds

MFS Total Return Series	Brooks Taylor	Standard & Poor’s 500 Stock Index
	Steven Gorham	Standard & Poor’s 500 Stock Index
	Alexander Mackey[1]	Bloomberg Barclays U.S. Aggregate Bond Index
	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index
	Johnathan Munko[1]	Standard & Poor’s 500 Stock Index
	Henry Peabody[1]	Bloomberg Barclays U.S. Aggregate Bond Index
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index
	Jonathan Sage	Standard & Poor’s 500 Stock Index

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Fund	Portfolio Manager	Benchmark(s)
MFS Value Series	Katherine Cannan[1]	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Steven Gorham	Russell 1000® Value Index Lipper Large-Cap Value Funds
1 Information is as of December 31, 2019.

The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of December 31, 2019.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2018:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Total Return Bond Series	Alexander Mackey[1]	Registered Investment Companies[2]	15	$30.6 billion
	(Became a Portfolio Manager of the Fund on December 31, 2019)	Other Pooled Investment Vehicles	4	$2.4 billion
		Other Accounts	6	$404.2 million
	Joshua Marston	Registered Investment Companies[2]	10	$19.5 billion
		Other Pooled Investment Vehicles	8	$1.0 billion
		Other Accounts	13	$216.3 million
	Robert Persons	Registered Investment Companies[2]	17	$27.3 billion
		Other Pooled Investment Vehicles	9	$3.6 billion
		Other Accounts	7	$953.7 million

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Total Return Series	Brooks Taylor	Registered Investment Companies[2]	8	$18.8 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	3	$65.0 million
	Steven Gorham	Registered Investment Companies[2]	17	$66.8 billion
		Other Pooled Investment Vehicles	8	$6.2 billion
		Other Accounts	42	$21.9 billion
	Alexander Mackey[1]	Registered Investment Companies[2]	15	$30.6 billion
	(Became a Portfolio Manager of the Fund on December 31, 2019)	Other Pooled Investment Vehicles	4	$2.4 billion
		Other Accounts	6	$404.2 million
	Joshua Marston	Registered Investment Companies[2]	10	$19.5 billion
		Other Pooled Investment Vehicles	8	$1.0 billion
		Other Accounts	13	$216.3 million
	Johnathan Munko[1]	Registered Investment Companies[2]	4	$11.5 billion
	(Became a Portfolio Manager of the Fund on December 31, 2019)	Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Henry Peabody[1]	Registered Investment Companies[2]	11	$20.6 billion
	(Became a Portfolio Manager of the Fund on December 31, 2019)	Other Pooled Investment Vehicles	7	$3.4 billion
		Other Accounts	7	$1.2 billion
	Robert Persons	Registered Investment Companies[2]	17	$27.3 billion
		Other Pooled Investment Vehicles	9	$3.6 billion
		Other Accounts	7	$953.7 million
	Jonathan Sage	Registered Investment Companies[2]	28	$25.1 billion
		Other Pooled Investment Vehicles	21	$4.6 billion
		Other Accounts	43	$13.7 billion

MFS Value Series	Katherine Cannan[1]	Registered Investment Companies[2]	12	$65.3 billion
	(Became a Portfolio Manager of the Fund on December 31, 2019)	Other Pooled Investment Vehicles	2	$3.2 billion
		Other Accounts	18	$9.3 billion
	Nevin Chitkara	Registered Investment Companies[2]	18	$66.9 billion
		Other Pooled Investment Vehicles	8	$6.2 billion
		Other Accounts	42	$21.9 billion
	Steven Gorham	Registered Investment Companies[2]	17	$66.8 billion
		Other Pooled Investment Vehicles	8	$6.2 billion
		Other Accounts	42	$21.9 billion
1 Account information is as of January 31, 2020.
2 Includes the Fund.

Advisory fees not based upon performance of any of the accounts identified in the table above.

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